PREPAYMENTS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
PREPAYMENTS	PREPAYMENTS

In thousands of euro	2021	2020
Non-current assets
Prepayments for inventories	20,664	—
Prepayments	20,664	—
Current assets
Prepayments for tangibles	16,254	4,063
Prepayments for intangibles	8,171	13,099
Prepayment for inventories	13,050	—
Other prepayments	5,047	1,794
Prepayments	42,522	18,956